CONVERTIBLE NOTES PAYABLE (Details Narrative)																																						1 Months Ended					2 Months Ended			3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 11, 2020	Jan. 28, 2020	Jan. 22, 2020 USD ($)	Jan. 13, 2020 USD ($)	Dec. 23, 2019 USD ($)	Dec. 19, 2019 USD ($)	Nov. 21, 2019 USD ($)	Nov. 15, 2019 USD ($)	Oct. 21, 2019 USD ($)	Oct. 03, 2019	Sep. 11, 2019 USD ($)	Jul. 30, 2019 $ / shares	Jul. 17, 2019 USD ($)	Jun. 11, 2019 USD ($)	May 25, 2019 USD ($)	May 15, 2019	May 06, 2019 USD ($)	Mar. 29, 2019 USD ($)	Mar. 04, 2019 USD ($)	Feb. 04, 2019 USD ($)	Jan. 23, 2019 USD ($)	Nov. 21, 2018 USD ($)	Oct. 25, 2018 USD ($) shares	Oct. 08, 2018 USD ($)	Sep. 21, 2018 USD ($)	Sep. 19, 2018 USD ($)	Sep. 11, 2018 USD ($)	Aug. 14, 2018 USD ($)	Aug. 14, 2018 USD ($)	Jul. 26, 2018 USD ($)	Jul. 20, 2018 USD ($)	Jun. 22, 2018 USD ($)	May 11, 2018 USD ($)	Mar. 26, 2018 USD ($)	Jun. 29, 2017 USD ($) $ / shares	Jun. 19, 2017 USD ($) $ / shares	Jun. 11, 2017 USD ($) $ / shares	Nov. 18, 2019 shares	Jul. 31, 2019 USD ($)	Jul. 30, 2019 $ / shares	Jul. 16, 2019 USD ($)	Apr. 25, 2019	Jun. 03, 2019 USD ($) $ / shares shares	Mar. 11, 2019 USD ($) $ / shares	Feb. 13, 2019 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Dec. 17, 2019 shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Aug. 14, 2019
Short-term Debt [Line Items]
Interest expense																																														$ 23	$ 6,784		$ 188,159	$ 196,496
Amortized of debt discount																																														(160,078)	(541,146)
Value of the beneficial conversion feature																																														326,750	284,884		882,448	2,141,024
Accrued interest																																																	11,643
Convertible debt																																														457,072			359,362	790,093
Unamortized discount																																														538,060			$ 371,387	$ 777,242
Number of shares issued on debt conversion | shares																																						17,641,713										99,106,803
Repayments of debt																																														20,000
Gibbs International Holdings [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares												$ 0.20																												$ 0.20
Description of conversion terms																																								The balance of the note as of July 30, 2019, plus accrued interest thereon was $68,350 and were exchanged for 1,102,412 post reverse split shares on November 18, 2019.
Debt conversion, description																																								The holders of convertible notes with a $0.20 fixed price conversion feature, entered into debt exchange agreements with the Company, whereby the aggregate principal amount of the convertible notes, together with accrued interest thereon until July 30, 2019 were exchanged for shares of common stock at an exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Viktoria Akhmetova [Member]
Short-term Debt [Line Items]
Maturity date																																																	Jan. 11, 2020
12% Convertible Notes Due on December 26, 2017 [Member] | Delinvest Commercial LTD [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares												0.20																							$ 0.20					$ 0.20
Exchange price (in dollars per share) | $ / shares												0.0063																												$ 0.0063
Description of conversion terms																																			The Company exchanged a Delinvest note with a principal amount of $50,000, together with accrued interest thereon of $4,123, totaling $54,123, for a convertible note, principal amount of $54,123, bearing interest at 12% per annum and matured on December 26, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 26, 2018 and the interest rate was increased to 15% per annum.					The balance of the note as of July 30, 2019, plus accrued interest thereon was $70,249 and were exchanged for 1,133,050 post reverse split shares on November 18, 2019.
Aggregate principal amount																																			$ 50,000
Accrued interest																																			4,123
Convertible debt																																			$ 54,123
Increase interest rate																																			15.00%
Maturity date																																			Dec. 26, 2017
Description of reverse stock split																																								Exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
12% Convertible Notes Payable Due December 16, 2017 [Member] | Delinvest Commercial LTD [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares												0.20																								$ 0.20				$ 0.20
Exchange price (in dollars per share) | $ / shares												$ 0.0063																												$ 0.0063
Description of conversion terms												The balance of the note as of July 30, 2019, plus accrued interest thereon was $26,041 and was exchanged for 420,018 post reverse split shares on November 18, 2019.																								The note bore interest at 12% per annum and matured on December 16, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 16, 2018 and the interest rate was increased to 15% per annum. On February 21, 2019 the maturity date was extended to December 16, 2019, with the interest rate remaining unchanged.
Aggregate principal amount																																				$ 20,000
Increase interest rate																																				15.00%
Maturity date																																				Dec. 16, 2017
Description of reverse stock split												Exchange price of $0.0063 pre reverse split ($0.063 post reverse split that was effected in November 2019) per share. The Company did not have sufficient unissued shares to effect the exchange until the reverse stock split of 10:1 shares came into effect on November 1, 2019.
Convertible Debt [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares																																																	$ 0.20
Repayments of debt																																																	$ 90,000
15% Convertible Notes Due on December 8, 2019 [Member] | Viktoria Akhmetova [Member]
Short-term Debt [Line Items]
Conversion price (in dollars per share) | $ / shares																																					$ 0.20
Description of conversion terms																																					The Company exchanged a note issued to Viktoria Akhmetova, with a principal amount of $20,000, together with accrued interest thereon of $164, totaling $20,164, for a convertible note, principal amount of $20,164, bearing interest at 12% per annum and matured on December 8, 2017. Pursuant to the terms of an agreement entered into with the note holder, the maturity date was extended to December 8, 2018 and the interest rate was increased to 15% per annum.
Aggregate principal amount																																					$ 20,000
Accrued interest																																					164
Convertible debt																																					$ 20,164
Increase interest rate																																					15.00%
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member]
Short-term Debt [Line Items]
Interest expense														$ 1,112																									$ 1,983
Description of conversion terms																									The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 65% of the average of the lowest two trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Aggregate principal amount														$ 40,698											$ 70,698														30,000
Interest rate																									8.00%
Loss on conversion																																							$ 28,009
Maturity date																									Sep. 19, 2019
Description of reverse stock split														The Company received notices of conversion, converting principal of $40,698 and interest of $1,112 into 4,267,152 pre reverse stock split (426,716 post reverse split that was effected in November 2019) shares of common stock at an average conversion price of $0.0098 pre reverse stock split ($0.098 post reverse stock split that was effected in November 2019) per share.																									The Company received notices of conversion from GS Capital Partners, converting $30,000 of capital and $1,983 of interest into 9,936,206 pre reverse stock split (993,621 post reverse stock split that was effected in November 2019) shares of common stock at an average conversion price of $0.00322 pre reverse stock split ($0.032 post reverse split that was effected in November 2019) per share, thereby extinguishing the note.
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member] | Debt Purchase Agreement [Member]
Short-term Debt [Line Items]
Accrued interest																																		$ 2,698
Convertible notes payable																																		$ 68,000
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Short-term Debt [Line Items]
Interest expense											$ 3,945
Description of conversion terms		The remaining principal balance of $10,000 plus accrued interest thereon of $17,741was converted into 1,132,764 shares of common stock at a conversion price of $0.02449, thereby extinguishing the note.																											The outstanding principal amount of the note is convertible at any time after the six-month anniversary of the note, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Aggregate principal amount											50,000																	$ 150,000	$ 150,000
Description of payment																													The Company had the right to prepay the note up to 180 days.
Accrued interest																																																	27,557
Interest rate																												8.00%	8.00%																						24.00%
Loss on conversion											$ 56,315
Maturity date																													Aug. 14, 2019
Description of reverse stock split											17,432,265 pre reverse split (1,743,227 post reverse split that was effected in November 2019) shares of common stock at an average conversion price of $0.00309 pre reverse stock split ($0.031 post reverse stock split that was effected in November 2019) per share.
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due May 11, 2019 [Member]
Short-term Debt [Line Items]
Interest expense																	$ 5,290
Description of conversion terms																																	The Company had the right to prepay the note, provided it makes a pre-payment penalty as specified in the note. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Aggregate principal amount																	$ 80,000																$ 80,000
Interest rate																																	8.00%
Maturity date																																	May 11, 2019
Description of reverse stock split																	An average conversion price of $0.01055 pre reverse stock split ($0.1055 post reverse stock split that was effected in November 2019) per share, into 8,087,331 pre reverse split (808,733 post reverse split that was effected in November 2019) shares of common stock thereby extinguishing the note.
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms																										The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 65% of the two lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Aggregate principal amount													$ 33,252													$ 33,252
Accrued interest													2,165
Debt gross proceeds													35,417
Settlement penalty													$ 14,583
Interest rate																										8.00%
Maturity date																										Sep. 19, 2019
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms	The Company received a conversion notice from Crown Bridge Partners, converting an aggregate principal amount of $7,586 and fees thereon of $500, at a conversion price of $0.01444 into 560,000 shares of common stock.																										The outstanding principal amount of the note was convertible at any time after the six month anniversary of the note, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Aggregate principal amount																											$ 150,000
Accrued interest																																														183,764			174,789
Interest rate																											8.00%
Maturity date																											Aug. 14, 2019
GS Capital Partners LLC [Member] | 8% Convertible Notes Payable Due February 4, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms																				The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.
Aggregate principal amount																				$ 96,000
Convertible notes payable																																																	49,243
Repayments of debt						$ 48,000
Interest rate																				8.00%
Maturity date																				Feb. 04, 2020
GS Capital Partners LLC [Member] | 8% Back-End Convertible Notes Payable Due February 4, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms																			The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten (10) trading days.
Aggregate principal amount									$ 96,000										$ 96,000
Accrued interest									3,745
Debt gross proceeds									99,745
Settlement penalty									$ 22,977
Interest rate																			8.00%
Maturity date																			Feb. 04, 2020
GS Capital Partners LLC [Member] | Convertible Notes Payable Due August 14, 2018 [Member]
Short-term Debt [Line Items]
Description of conversion terms																												The outstanding principal amount of the note is convertible at any time after the six-month anniversary of the note, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of lowest trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Aggregate principal amount																												$ 150,000	$ 150,000
BOBA Management Corporation [Member] | Debt Purchaser Agreement [Member]
Short-term Debt [Line Items]
Interest expense																					$ 4,423
Aggregate principal amount																					63,000
Accrued interest																					25,461
Debt principal payment																					$ 92,884
Interest rate																					8.00%
Maturity date																					Jan. 23, 2020
BOBA Management Corporation [Member] | Convertible Promissory Note Due on October 8, 2019 [Member] | Debt Purchaser Agreement [Member]
Short-term Debt [Line Items]
Aggregate principal amount																																									$ 12,000
Accrued interest																																									4,862
Debt gross proceeds																																									16,862
Settlement penalty																																									$ 6,800
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due November 12, 2019 [Member]
Short-term Debt [Line Items]
Aggregate principal amount																		$ 50,000
Accrued interest																		3,485
Debt gross proceeds																		53,485
Settlement penalty																		$ 20,000
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due April 2, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms																		The Company may prepay the note at a premium ranging from 120% to 140% of the principal plus accrued interest. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest three trading prices during the previous ten (10) trading days.
Aggregate principal amount																		$ 75,000
Conversion ratio																		0.60
Debt conversion, description										The Company received a notice of conversion from JSJ Investments, converting $25,000 into 9,999,200 pre reverse stock split (999,920 post reverse split that was effected in November 2019) shares of common stock at a conversion price of $0.0025 pre reverse split ($0.025 post reverse split that was effected in November 2019) per share. The Company incurred a loss on conversion of $24,996.
Interest rate																		8.00%
Maturity date																		Mar. 29, 2020
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due October 8, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms																								The outstanding principal amount of the note plus interest and any default interest is convertible at any time after the pre-payment date at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Aggregate principal amount																								$ 100,000
Conversion ratio																								0.60
Interest rate																								8.00%
Maturity date																								Oct. 08, 2019
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due July 26, 2019 [Member]
Short-term Debt [Line Items]
Interest expense																																												$ 4,533
Conversion price (in dollars per share) | $ / shares																																											$ 0.0583	$ 0.0126
Description of conversion terms																														The outstanding principal amount of the note is convertible at any time into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Aggregate principal amount																														$ 100,000														$ 100,000
Conversion ratio																														0.60
Interest rate																														8.00%
Maturity date																														Jul. 26, 2019
Description of reverse stock split																																												An average conversion price of $0.0126 pre reverse stock split ($0.126 post reverse stock split that was effected in November 2019) into 8,304,805 pre reverse split (830,481 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the convertible note.
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due October 8, 2019 [Member]
Short-term Debt [Line Items]
Commitment fee																																											$ 1,500
Number of shares issued on debt conversion | shares																																											14,832,564
Debt principal payment																																											$ 88,000
Description of reverse stock split																																											An average conversion price of $0.0583 pre reverse stock split ($0.583 post reverse stock split that was effected in November 2019), into 14,832,564 pre reverse split (1,483,257 post reverse split that was effected in November 2019) shares of common stock.
Labrys fund, LP [Member]
Short-term Debt [Line Items]
Maturity date																																																		Feb. 28, 2019
Labrys fund, LP [Member] | 8% Convertible Notes Payable Due December 22, 2018 [Member]
Short-term Debt [Line Items]
Interest expense																																													$ 7,116
Conversion price (in dollars per share) | $ / shares																																													$ 0.0156
Description of conversion terms																																The Company had the right to prepay the note without penalty for the first 180 days. The outstanding principal amount of the note is convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the average of the lowest three trading bid prices during the previous ten (10) trading days, including the date the notice of conversion is received.
Aggregate principal amount																																$ 150,000													$ 150,000
Conversion ratio																																0.60
Interest rate																																8.00%
Maturity date																																Dec. 22, 2018
Description of reverse stock split																																													An average conversion price of $0.0156 pre reverse stock split ($0.156 post reverse stock split that was effected in November 2019) per share, into 10,070,334 pre reverse split (1,007,034 post reverse split that was effected in November 2019) shares of common stock, thereby extinguishing the note.
Labrys fund, LP [Member] | 8% Convertible Notes Payable Due April 25, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms																							The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 60% of the lowest trading price during the previous ten (10) trading days.
Aggregate principal amount																							$ 300,000
Conversion ratio																							0.60
Commitment fee																							$ 165,254
Number of shares issued on debt conversion | shares																							825,718
Debt conversion, description																In terms of a debt purchase agreement entered into with Strategic IR, the $300,000 convertible note plus accrued interest thereon of $2,367 was acquired by Strategic IR for gross proceeds of $302,367.																										The Company received conversion notices converting the interest outstanding of $11,967 at a conversion price of $0.0006 per share, into 1,869,979 pre reverse split (186,998 post reverse split that was effected in November 2019) shares of common stock. The note was not repaid and not converted prior to the maturity date, therefore the 825,718 pre reverse split (82,572 post reverse split that was effected in November 2019) commitment share valued at $165,254 were expensed and the interest rate on the convertible note increased to 18%, the default interest rate as provided for in the Promissory Note.
Interest rate																							8.00%
Maturity date																							Apr. 25, 2019
Power Up Lending Group Ltd. [Member]
Short-term Debt [Line Items]
Accrued interest																																																	1,542
Unamortized discount																																																	61,623
Power Up Lending Group Ltd. [Member] | 8% Convertible Notes Payable Due April 30, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms																															The Company had the right to prepay the note without penalty for the first 180 days. The outstanding principal amount of the note was convertible at any time and from time to time at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the average of the lowest three trading bid prices during the previous ten trading days, including the date the notice of conversion is received.
Aggregate principal amount																															$ 63,000
Interest rate																															8.00%
Maturity date																															Apr. 30, 2019
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due on September 15, 2019 [Member]
Short-term Debt [Line Items]
Description of conversion terms																						The outstanding principal amount of the note was convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 62% of the lowest three trading prices during the previous ten trading days.
Aggregate principal amount																						$ 83,000
Conversion ratio																						0.62
Interest rate																						8.00%
Maturity date																						Sep. 15, 2019
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due November 15, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms							The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.
Aggregate principal amount							$ 93,000
Interest rate							12.00%
Maturity date							Nov. 12, 2020
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due on December 23, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms					The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest three trading prices during the previous fifteen trading days.
Aggregate principal amount					$ 63,000
Accrued interest																																														19,092
Unamortized discount																																														45,959
Interest rate					12.00%
Maturity date					Dec. 23, 2020
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due November 12, 2020 [Member]
Short-term Debt [Line Items]
Accrued interest																																														38,141
Unamortized discount																																														45,959
Power Up Lending Group Ltd. [Member] | Convertible Promissory Note Due on January 22, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms			The Company may prepay the note with prepayment penalties ranging from 115% to 135%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company’s common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.
Aggregate principal amount			$ 43,000
Accrued interest			9,082
Unamortized discount			$ 34,893
Global Consulting Alliance [Member] | Debt Purchaser Agreement [Member]
Short-term Debt [Line Items]
Aggregate principal amount															$ 83,000
Accrued interest															3,275
Settlement penalty															34,510
Debt principal payment															$ 86,275
Odyssey Funding, LLC [Member] | Convertible Promissory Note Due November 15, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms								The note had a maturity date of November 15, 2020 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Aggregate principal amount								$ 200,000
Accrued interest																																														82,370			27,657
Convertible debt																																														125,137
Unamortized discount																																														47,336			$ 174,864
Maturity date								Nov. 15, 2020
Odyssey Funding, LLC [Member] | Convertible Promissory Note Due on January 13, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms				The Company issued a Convertible Promissory Note in the aggregate principal amount of $100,000 to Odyssey Funding, LLC. The note has a maturity date of January 13, 2021 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Aggregate principal amount				$ 100,000
Accrued interest																																														23,448
Unamortized discount																																														$ 78,689
Interest rate				10.00%
Maturity date				Jan. 13, 2021
Adar Alef, LLC [Member] | 8% Convertible Notes Payable Due February 5, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms																																														The Company issued a Convertible Promissory Note in the aggregate principal amount of $105,000 to Adar Alef, LLC. The note has a maturity date of February 5, 2021 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Accrued interest																																														$ 17,361
Unamortized discount																																														$ 89,221
LG Capital Funding, LLC [Member] | 8% Convertible Notes Payable Due February 5, 2020 [Member]
Short-term Debt [Line Items]
Description of conversion terms																																														On February 24, 2020, the Company issued a Convertible Promissory Note in the aggregate principal amount of $78,750 to LG Capital Funding LLC. The note has a maturity date of February 24, 2021 and a coupon of 10% per annum. The Company may prepay the note with prepayment penalties ranging from 120% to 145%. The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Accrued interest																																														$ 8,523
Unamortized discount																																														$ 71,004